Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Australia: 2.8%
45,936		ASX Ltd.	$2,486,493	0.4
491,039		Aurizon Holdings Ltd.	1,459,229	0.2
66,005		Australia & New Zealand Banking Group Ltd.	1,417,157	0.2
115,996		BHP Group Ltd.	4,023,831	0.7
76,453		Brambles Ltd.	616,720	0.1
33,946		Fortescue Metals Group Ltd.	517,357	0.1
98,390		Goodman Group	1,358,602	0.2
645,852		Medibank Pvt Ltd.	1,376,630	0.2
52,006		Rio Tinto Ltd.	4,395,393	0.7
			17,651,412	2.8

		Belgium: 0.4%
23,189	(1)	UCB S.A.	2,204,446	0.4

		Canada: 4.3%
67,023		BCE, Inc.	3,025,555	0.5
28,136		Canadian Imperial Bank of Commerce - XTSE	2,754,941	0.4
24,283	(2)	Canadian Natural Resources Ltd.	750,692	0.1
2,505		Constellation Software, Inc./Canada	3,498,349	0.5
8,002		Franco-Nevada Corp.	1,002,813	0.2
33,227		National Bank Of Canada	2,257,173	0.4
63,819		Quebecor, Inc.	1,713,418	0.3
51,500		Royal Bank of Canada	4,748,393	0.7
177,085		TELUS Corp.	3,527,045	0.6
36,768		Waste Connections, Inc.	3,970,209	0.6
			27,248,588	4.3

		China: 0.4%
689,000		BOC Hong Kong Holdings Ltd.	2,410,395	0.4

		Denmark: 0.6%
346		AP Moller - Maersk A/S - Class B	803,245	0.1
47,403		Novozymes A/S	3,033,162	0.5
			3,836,407	0.6

		Finland: 0.7%
44,592		Kone Oyj	3,644,792	0.6
21,569		Orion Oyj	864,202	0.1
			4,508,994	0.7

		France: 1.4%
28,313	(1)	Cie de Saint-Gobain	1,671,932	0.3
15,142		Legrand S.A.	1,406,820	0.2
194,612		Orange SA	2,394,896	0.4
14,065		Schneider Electric SE	2,142,602	0.3
30,847		Vivendi SE	1,012,515	0.2
			8,628,765	1.4

		Germany: 2.7%
89,415		Deutsche Post AG	4,905,402	0.8
255,531		Deutsche Telekom AG	5,149,846	0.8
60,201		RWE AG	2,362,403	0.4
14,530	(3)	Scout24 AG	1,102,302	0.2
3,800		Siemens AG	624,386	0.1
21,864		Symrise AG	2,652,802	0.4
			16,797,141	2.7

		Hong Kong: 1.6%
67,300		ASM Pacific Technology Ltd.	861,285	0.1
295,500		CK Hutchison Holdings Ltd.	2,360,842	0.4
293,000		CLP Holdings Ltd.	2,852,852	0.5
45,300		Hong Kong Exchanges and Clearing Ltd.	2,687,463	0.4
201,000		Power Assets Holdings Ltd.	1,189,716	0.2
			9,952,158	1.6

		Ireland: 1.2%
21,027		CRH PLC	983,998	0.2
42,840		Medtronic PLC	5,060,689	0.8
33,133		Smurfit Kappa PLC	1,554,623	0.2
			7,599,310	1.2

		Israel: 0.3%
244,328		Bank Leumi Le-Israel BM	1,609,403	0.3

		Italy: 1.5%
6,193		DiaSorin SpA	993,640	0.2
1,167,878	(1)	Intesa Sanpaolo SpA	3,164,463	0.5
105,332	(3)	Poste Italiane SpA	1,337,677	0.2
364,613		Snam SpA	2,021,397	0.3
289,627		Terna Rete Elettrica Nazionale SpA	2,187,297	0.3
			9,704,474	1.5

		Japan: 8.2%
84,400		Amada Co. Ltd.	942,548	0.2
50,800		Dai Nippon Printing Co., Ltd.	1,065,559	0.2
3,000		Daikin Industries Ltd.	606,476	0.1
801,900		ENEOS Holdings, Inc.	3,638,118	0.6
12,500		Hoya Corp.	1,471,210	0.2
76,500		Japan Tobacco, Inc.	1,469,596	0.2
76,900		KDDI Corp.	2,369,343	0.4
26,700		Lawson, Inc.	1,310,169	0.2
72,100		Lixil Corp.	2,006,491	0.3
17,000		McDonald's Holdings Co. Japan Ltd.	783,592	0.1
299,800		Mitsubishi UFJ Financial Group, Inc.	1,603,118	0.3
5,000		Nintendo Co., Ltd.	2,818,178	0.5
95,900		Nippon Telegraph & Telephone Corp.	2,474,404	0.4
10,800		Nissan Chemical Corp.	577,826	0.1
93,500		Osaka Gas Co., Ltd.	1,824,627	0.3
5,900		Rohm Co., Ltd.	578,635	0.1
39,600		Secom Co., Ltd.	3,338,347	0.5
126,400		Sekisui House Ltd.	2,718,882	0.4
3,400		SMC Corp.	1,980,093	0.3
217,600		SoftBank Corp.	2,830,882	0.5
122,200		Sumitomo Chemical Co., Ltd.	634,008	0.1

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
74,100	(2)	Sumitomo Mitsui Financial Group, Inc.	$2,685,925	0.4
91,800	(2)	Sumitomo Mitsui Trust Holdings, Inc.	3,202,857	0.5
22,000		Sundrug Co., Ltd.	806,004	0.1
119,500		T&D Holdings, Inc.	1,537,681	0.3
42,700		Teijin Ltd.	736,722	0.1
40,200		Tokyo Gas Co., Ltd.	895,606	0.1
37,800		Trend Micro, Inc.	1,897,489	0.3
10,600		Tsuruha Holdings, Inc.	1,367,801	0.2
40,900		Welcia Holdings Co. Ltd.	1,403,272	0.2
			51,575,459	8.2

		Netherlands: 1.3%
6,499		ASM International NV	1,884,349	0.3
2,988		ASML Holding NV	1,833,351	0.3
82,635		Koninklijke Ahold Delhaize NV	2,304,934	0.3
14,333	(1)	Koninklijke DSM NV	2,423,121	0.4
			8,445,755	1.3

		New Zealand: 0.1%
236,829		Spark New Zealand Ltd.	741,787	0.1

		Norway: 0.2%
18,231		Yara International ASA	949,735	0.2

		Singapore: 0.2%
212,000		Singapore Exchange Ltd.	1,572,346	0.2

		Spain: 0.6%
48,664	(1)	Enagas	1,059,461	0.2
94,973		Endesa S.A.	2,517,018	0.4
			3,576,479	0.6

		Sweden: 0.3%
20,968	(2)	Swedish Match AB	1,635,739	0.3

		Switzerland: 2.0%
32,282		LafargeHolcim Ltd.-CHF	1,898,342	0.3
23,779		Nestle SA	2,650,797	0.4
9,214		Roche Holding AG	2,984,815	0.5
3,838	(1)	Sonova Holding AG - Reg	1,017,358	0.2
9,686		Zurich Insurance Group AG	4,122,861	0.6
			12,674,173	2.0

		United Kingdom: 4.8%
130,048		3i Group PLC	2,066,798	0.3
163,101		BAE Systems PLC	1,135,853	0.2
85,371		British American Tobacco PLC	3,245,008	0.5
14,983		Croda International PLC	1,310,963	0.2
334,327		Direct Line Insurance Group PLC	1,443,225	0.2
215,787		GlaxoSmithKline PLC	3,820,057	0.6
38,703		Hikma Pharmaceuticals PLC	1,214,112	0.2
109,308		Imperial Brands PLC	2,240,926	0.4
26,151		London Stock Exchange Group PLC	2,500,038	0.4
10,299		Reckitt Benckiser Group PLC	921,872	0.1
252,987		Sage Group PLC/The	2,137,295	0.3
75,715		Segro PLC	978,479	0.2
13,191		Unilever PLC	736,022	0.1
86,069		United Utilities Group PLC	1,099,829	0.2
1,944,242		Vodafone Group PLC	3,545,491	0.6
7,983		Willis Towers Watson PLC	1,827,149	0.3
			30,223,117	4.8

		United States: 63.2%
68,122		AbbVie, Inc.	7,372,163	1.2
36,466		Aflac, Inc.	1,866,330	0.3
26,480		Agilent Technologies, Inc.	3,366,667	0.5
4,485		Alexandria Real Estate Equities, Inc.	736,885	0.1
23,243		Allison Transmission Holdings, Inc.	949,012	0.2
36,747		Allstate Corp.	4,222,230	0.7
25,278		Ally Financial, Inc.	1,142,818	0.2
112,888		Altria Group, Inc.	5,775,350	0.9
46,585		Amdocs Ltd.	3,267,938	0.5
34,468		American Homes 4 Rent	1,149,163	0.2
7,448		American Tower Corp.	1,780,519	0.3
26,886		American Water Works Co., Inc.	4,030,749	0.6
14,888		Ameriprise Financial, Inc.	3,460,716	0.6
21,553		Amgen, Inc.	5,362,602	0.9
389,547		Antero Midstream Corp.	3,517,609	0.6
4,738		Anthem, Inc.	1,700,705	0.3
10,541		AO Smith Corp.	712,677	0.1
316,829		Apartment Investment and Management Co.	1,945,330	0.3
24,957		Applied Materials, Inc.	3,334,255	0.5
16,931		Aptargroup, Inc.	2,398,615	0.4
20,390		Assurant, Inc.	2,890,690	0.5
21,601		Avnet, Inc.	896,658	0.1
93,654		Bank of America Corp.	3,623,473	0.6
7,629		Bank of Hawaii Corp.	682,719	0.1
57,330		Bank OZK	2,341,930	0.4
7,037		Blackrock, Inc.	5,305,617	0.8
41,475		Booz Allen Hamilton Holding Corp.	3,339,982	0.5
83,250		Bristol-Myers Squibb Co.	5,255,572	0.8
23,897		Brookfield Renewable Corp.	1,119,453	0.2
16,324		Capital One Financial Corp.	2,076,903	0.3
6,193		Carlisle Cos., Inc.	1,019,244	0.2
3,733		Chemed Corp.	1,716,508	0.3
21,688		Chevron Corp.	2,272,686	0.4
13,359		Church & Dwight Co., Inc.	1,166,909	0.2
4,240		Cigna Corp.	1,024,978	0.2
164,954		Cisco Systems, Inc.	8,529,771	1.4
49,997		Citigroup, Inc.	3,637,282	0.6
61,556		Colgate-Palmolive Co.	4,852,459	0.8
35,080		Commerce Bancshares, Inc.	2,687,479	0.4
32,348		ConocoPhillips	1,713,474	0.3

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
64,232	Corporate Office Properties Trust SBI MD	$1,691,229	0.3
34,253	Devon Energy Corp.	748,428	0.1
15,326	Dollar General Corp.	3,105,354	0.5
19,259	DTE Energy Co.	2,564,143	0.4
19,143	Duke Energy Corp.	1,847,874	0.3
24,708	Duke Realty Corp.	1,036,006	0.2
76,774	eBay, Inc.	4,701,640	0.7
7,302	Electronic Arts, Inc.	988,472	0.2
33,154	Entergy Corp.	3,297,828	0.5
3,254	Equinix, Inc.	2,211,386	0.4
439,497	Equitrans Midstream Corp.	3,586,296	0.6
6,194	Everest Re Group Ltd.	1,534,935	0.2
45,451	Evergy, Inc.	2,705,698	0.4
17,940	Exelon Corp.	784,696	0.1
7,901	FedEx Corp.	2,244,200	0.4
26,720	Fifth Third Bancorp	1,000,664	0.2
33,910	First American Financial Corp.	1,921,001	0.3
38,236	Flowers Foods, Inc.	910,017	0.1
15,077	FMC Corp.	1,667,667	0.3
34,233	Gaming and Leisure Properties, Inc.	1,452,506	0.2
13,060	Garmin Ltd.	1,721,961	0.3
63,432	General Mills, Inc.	3,889,650	0.6
96,452	Gentex Corp.	3,440,443	0.5
67,750	Gilead Sciences, Inc.	4,378,682	0.7
118,758	GrafTech International Ltd.	1,452,410	0.2
17,739	Hanover Insurance Group, Inc.	2,296,491	0.4
13,938	Hartford Financial Services Group, Inc.	930,919	0.1
21,379	Hershey Co.	3,381,303	0.5
29,207	Honeywell International, Inc.	6,339,963	1.0
1,929	Humana, Inc.	808,733	0.1
8,486	Intuit, Inc.	3,250,647	0.5
64,507	Invitation Homes, Inc.	2,063,579	0.3
54,928	Johnson & Johnson	9,027,417	1.4
44,778	Johnson Controls International plc	2,671,903	0.4
41,648	JPMorgan Chase & Co.	6,340,075	1.0
28,435	Kimberly-Clark Corp.	3,953,887	0.6
204,281	Kinder Morgan, Inc.	3,401,279	0.5
10,291	KLA Corp.	3,400,146	0.5
69,128	Knight-Swift Transportation Holdings, Inc.	3,324,366	0.5
69,666	Kroger Co.	2,507,279	0.4
52,335	Lazard Ltd.	2,277,096	0.4
33,375	Leidos Holdings, Inc.	3,213,345	0.5
17,850	Life Storage, Inc.	1,534,207	0.2
4,429	LPL Financial Holdings, Inc.	629,627	0.1
5,737	MarketAxess Holdings, Inc.	2,856,567	0.5
44,845	Masco Corp.	2,686,215	0.4
18,832	McKesson Corp.	3,672,993	0.6
78,541	Merck & Co., Inc.	6,054,726	1.0
14,634	Metlife, Inc.	889,601	0.1
14,757	Microsoft Corp.	3,479,258	0.6
33,184	Mondelez International, Inc.	1,942,260	0.3
4,988	Monolithic Power Systems, Inc.	1,761,811	0.3
11,746	MSC Industrial Direct Co.	1,059,372	0.2
7,280	MSCI, Inc. - Class A	3,052,358	0.5
27,509	Nasdaq, Inc.	4,056,477	0.6
26,767	National Fuel Gas Co.	1,338,082	0.2
3,690	NewMarket Corp.	1,402,790	0.2
54,699	OGE Energy Corp.	1,770,060	0.3
31,014	Old Republic International Corp.	677,346	0.1
25,919	Packaging Corp. of America	3,485,587	0.6
43,140	PepsiCo, Inc.	6,102,153	1.0
162,749	Pfizer, Inc.	5,896,396	0.9
56,749	Philip Morris International, Inc.	5,035,906	0.8
34,459	Phillips 66	2,809,787	0.4
13,436	Pinnacle West Capital Corp.	1,093,019	0.2
11,411	Pioneer Natural Resources Co.	1,812,295	0.3
52,278	Procter & Gamble Co.	7,080,010	1.1
43,886	Progressive Corp.	4,195,940	0.7
21,880	Qualcomm, Inc.	2,901,069	0.5
5,033	Regal Beloit Corp.	718,108	0.1
47,410	Regions Financial Corp.	979,491	0.2
39,271	Republic Services, Inc.	3,901,574	0.6
4,491	Rockwell Automation, Inc.	1,192,091	0.2
8,878	Roper Technologies, Inc.	3,580,853	0.6
31,786	Royal Gold, Inc.	3,420,809	0.5
15,372	Ryder System, Inc.	1,162,892	0.2
10,002	S&P Global, Inc.	3,529,406	0.6
61,752	Service Corp. International	3,152,440	0.5
39,509	Silgan Holdings, Inc.	1,660,563	0.3
9,360	Stifel Financial Corp.	599,602	0.1
13,177	Sun Communities, Inc.	1,977,077	0.3
119,245	Switch, Inc.	1,938,924	0.3
35,381	Synchrony Financial	1,438,591	0.2
11,853	SYNNEX Corp.	1,361,199	0.2
26,231	T. Rowe Price Group, Inc.	4,501,240	0.7
28,594	Target Corp.	5,663,614	0.9
36,126	Texas Instruments, Inc.	6,827,453	1.1
7,172	Thermo Fisher Scientific, Inc.	3,273,157	0.5
5,360	Tractor Supply Co.	949,149	0.2
15,809	UMB Financial Corp.	1,459,645	0.2
7,804	United Parcel Service, Inc. - Class B	1,326,602	0.2
3,664	UnitedHealth Group, Inc.	1,363,264	0.2
35,463	US Bancorp	1,961,459	0.3
131,876	Verizon Communications, Inc.	7,668,589	1.2
74,447	VICI Properties, Inc.	2,102,383	0.3
96,694	Vistra Corp.	1,709,550	0.3
33,963	Waste Management, Inc.	4,381,906	0.7
70,649	Wells Fargo & Co.	2,760,256	0.4
44,028	Werner Enterprises, Inc.	2,076,801	0.3
17,382	Weyerhaeuser Co.	618,799	0.1

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
177,896		Williams Cos., Inc.	$4,214,356	0.7
28,859		World Fuel Services Corp.	1,015,837	0.2
15,939		Yum! Brands, Inc.	1,724,281	0.3
19,712		Zoetis, Inc.	3,104,246	0.5
			396,909,853	63.2

		Total Common Stock
		(Cost $540,717,124)	620,455,936	98.8

EXCHANGE-TRADED FUNDS: 0.1%
3,205		iShares Russell 1000 Value ETF	485,717	0.1
4,508		iShares MSCI EAFE Value Index ETF	229,773	0.0

		Total Exchange-Traded Funds
		(Cost $684,898)	715,490	0.1

RIGHTS: –%
		Italy: –%
364,613	(1),(4)	Snam SpA	–	–

		Total Rights
		(Cost $–)	–	–

		Total Long-Term Investments
		(Cost $541,402,022)	621,171,426	98.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
		Repurchase Agreements: 0.9%
1,360,600	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $1,360,601, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,387,812, due 04/15/21-02/20/71)	1,360,600	0.2
1,360,600	(5)	Citigroup, Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,360,600, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.125%-4.000%, Market Value plus accrued interest $1,387,812, due 05/15/23-09/15/57)	1,360,600	0.2
1,360,600	(5)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,360,600, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,387,812, due 05/04/21-04/01/51)	1,360,600	0.2
403,348	(5)	Deutsche Bank Securities Inc., Repurchase Agreement dated 03/31/21, 0.00%, due 04/01/21 (Repurchase Amount $403,348, collateralized by various U.S. Government Agency Obligations, 1.500%-8.000%, Market Value plus accrued interest $411,415, due 09/01/21-04/01/51)	403,348	0.1
1,360,600	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,360,600, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,387,812, due 05/06/21-03/01/51)	1,360,600	0.2

	Total Repurchase Agreements
	(Cost $5,845,748)		5,845,748	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
839,000	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $839,000)	839,000	0.2

	Total Short-Term Investments
	(Cost $6,684,748)	6,684,748	1.1

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Total Investments in Securities (Cost $548,086,770)	$627,856,174	100.0
Liabilities in Excess of Other Assets	(19,781)	–
Net Assets	$627,836,393	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2021.

Sector Diversification	Percentage of Net Assets
Financials	21.1%
Health Care	13.2
Industrials	13.1
Consumer Staples	10.6
Information Technology	8.5
Communication Services	6.6
Materials	6.5
Utilities	6.4
Energy	4.7
Consumer Discretionary	4.5
Real Estate	3.6
Exchange-Traded Funds	0.1
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	–
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$17,651,412	$–	$17,651,412
Belgium	–	2,204,446	–	2,204,446
Canada	27,248,588	–	–	27,248,588
China	–	2,410,395	–	2,410,395
Denmark	–	3,836,407	–	3,836,407
Finland	–	4,508,994	–	4,508,994
France	–	8,628,765	–	8,628,765
Germany	–	16,797,141	–	16,797,141
Hong Kong	–	9,952,158	–	9,952,158
Ireland	5,060,689	2,538,621	–	7,599,310
Israel	–	1,609,403	–	1,609,403
Italy	–	9,704,474	–	9,704,474
Japan	$–	$51,575,459	$–	$51,575,459
Netherlands	–	8,445,755	–	8,445,755
New Zealand	–	741,787	–	741,787
Norway	–	949,735	–	949,735
Singapore	–	1,572,346	–	1,572,346
Spain	–	3,576,479	–	3,576,479
Sweden	–	1,635,739	–	1,635,739
Switzerland	–	12,674,173	–	12,674,173
United Kingdom	2,563,171	27,659,946	–	30,223,117
United States	396,909,853	–	–	396,909,853
Total Common Stock	431,782,301	188,673,635	–	620,455,936
Exchange-Traded Funds	715,490	–	–	715,490
Rights	–	–	–	–
Short-Term Investments	839,000	5,845,748	–	6,684,748
Total Investments, at fair value	$433,336,791	$194,519,383	$–	$627,856,174

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $548,741,354.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 87,068,367
Gross Unrealized Depreciation	(7,796,847)
Net Unrealized Appreciation	$ 79,271,520